Contingent liabilities and legal proceedings (Tables)	12 Months Ended
Mar. 31, 2023
Contingent liabilities and legal proceedings
Schedule of contingent liabilities

	2023	2022
	€m	€m
Performance bonds[1]	504	430
Other guarantees[2]	2,877	2,436

Notes:

1	Performance bonds require the Group to make payments to third parties in the event that the Group does not perform what is expected of it under the terms of any related contracts or commercial arrangements.
2	Other guarantees principally comprise Vodafone Group Plc’s guarantee of the Group’s 50% share of a US$3.5 billion loan facility (2022: US$3.5 billion loan facility), which forms part of the Group’s overall joint venture investment in TPG Telecom Ltd. The Group’s share of these loan balances is included in the net investment in joint venture (see note 12 ‘Investments in associates and joint arrangements’). Other guarantees also include a secondary pledge of INR42.5 billion (2022: INR42.5 billion) over shares owned by Vodafone Group in Indus Towers to the value of €476 million (2022: €504 million). See page 197. Certain ongoing tax litigations include guarantee arrangements, principally €267 million in relation to the Netherlands tax case (refer to legal proceedings section below).